Note 15 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
(in thousands)	December 31, 201 5
Year 1	$1,304
Year 2	1,284
Year 3	1,253
Year 4	884
Year 5	542
Thereafter	150
Total minimum lease payments	$5,417

Schedule of Future Minimum Payments for License Agreements [Table Text Block]
(in thousands)	License agreements	Supplier purchase obligations	Total
Year 1	$1,521	$4,753	$6,274
Year 2	1,521	365	1,886
Year 3	1,515	250	1,765
Year 4	1,508	—	1,508
Year 5	25	—	25
Thereafter	—	—	—
Total minimum payments	$6,090	$5,368	$11,458